Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt (Abstract)
Bank Loans (Table Text Block)

	Bank Loans	Entity	As of December 31, 2012	As of December 31, 2011	Margin
(i)	Issued in April, 2007 maturing in June, 2017	Capital Product Partners L.P.	$250,850	$366,500	2%
(ii)	Issued in March, 2008 maturing in March 2018	Capital Product Partners L.P.	$188,515	242,080	3%
(iii)	Issued in June 2011 maturing in March 2018	Capital Product Partners L.P.	$19,000	25,000	3.25%
	Total		$458,365	$633,580
	Less: Current portion		$-	18,325
	Long-term portion		$458,365	$615,255

Schedule Of Credit Facilities Amounts Drawn Down (Table Text Block)

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
M/T Akeraios	07/13/2007	$46,850	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—
M/T Anemos I	09/28/2007	56,000	—	—
M/T Alexandros II	01/29/2008	48,000	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—
M/T Aristofanis	04/30/2008	—	11,500	—
M/T Aristotelis II	06/17/2008	20,000	—	—
M/T Aris II	08/20/2008	24,000	1,584	—
M/V Cape Agamemnon	06/09/2011	—	-	19,000
Crude Carriers Corp. and its subsidiaries, M/V Agamemnon and M/V Archimidis	09/30/2011	—	129,431	—
Total		$250,850	$188,515	$19,000

Required Annual Loan Payments (Table Text Block)

Year ended December 31,	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)	Total
2013	$—	$—	$—	—
2014	—	—	—	—
2015	—	—	—	—
2016	51,900	31,419	4,000	87,319
2017	198,950	31,419	4,000	234,369
Thereafter	—	125,677	11,000	136,677
Total	$250,850	$188,515	$19,000	$458,365